Balance Sheet Components - Summary of Inventories (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet Related Disclosures [Abstract]
Raw materials	$ 29,937	$ 25,547	$ 22,514
Work in progress	17,842	2,690	5,366
Finished goods	162,372	122,826	121,142
Inventories	$ 210,151	$ 151,063	$ 149,022